Intangible assets, net	12 Months Ended
Mar. 31, 2023
Finite-Lived Intangible Assets, Net [Abstract]
Intangible assets, net
16.
Intangible assets, net

	As of March 31,
	2022	2023
	RMB	RMB
	(in millions)
User base and customer relationships	47,941	48,155
Trade names, trademarks and domain names	39,080	39,301
Non-compete agreements	14,436	12,636
Developed technology and patents	7,088	6,639
Licensed copyrights (Note 2(x)) and others	8,384	8,893
	116,929	115,624
Less: accumulated amortization and impairment	(57,698)	(68,711)
Net book value	59,231	46,913

During the years ended March 31, 2021, 2022 and 2023, the Company acquired intangible assets amounting to RMB20,750 million, RMB1,000 million and RMB285 million, respectively, in connection with business combinations, which were measured at fair value upon acquisition. Details of intangible assets acquired in connection with business combinations are included in Note 4.

The estimated aggregate amortization expenses for each of the five succeeding fiscal years and thereafter are as follows:

Amounts
RMB
(in millions)
For the year ending March 31,
2024	12,530
2025	8,086
2026	4,935
2027	4,645
2028	4,256
Thereafter	12,461
46,913